Income Tax Expense Reconciliation (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Reconciliation
Income tax expense at U.S. statutory rate					$ 536	$ 565	$ 546
Tax incentives					(111)	(146)	(132)
State and local taxes					26	31	26
Foreign taxes less than U.S. Rate					(98)	(89)	(94)
Branded Prescription Drug Fee					20	7	6
Permanent Items					8	(3)	(5)
Credits					(7)	(10)	(7)
Uncertain tax position (UTP)					(19)	(30)	12
Other					(9)		4
Income tax expense	$ 73	$ 84	$ 248	$ 280	$ 346	$ 325	$ 356